Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 299,144
Ending balance	301,026	$ 47,560	¥ 299,144
Statutory General Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	273,438	43,202	272,515
Transfer from retained earnings	1,882	297	923
Ending balance	275,320	43,499	273,438
General Surplus Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	25,706	4,061	25,706
Ending balance	¥ 25,706	$ 4,061	¥ 25,706